Capital management - ING capital position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Management [Line Items]
Shareholders' equity	€ 53,698	€ 55,628	€ 57,004	€ 52,802
Fully-loaded
Disclosure Of Capital Management [Line Items]
Shareholders' equity	50,314	51,240
- Interim profits not included in CET1 capital	(2,152)	(2,504)
- Other adjustments	(2,902)	(1,880)
Regulatory adjustments	(5,054)	(4,384)
Available common equity Tier 1 capital	45,260	46,856
Additional Tier 1 securities	7,965	6,983
Regulatory adjustments additional Tier 1	66	59
Available Tier 1 capital	53,291	53,898
Supplementary capital Tier 2 bonds	9,852	9,115
Regulatory adjustments Tier 2	50	40
Available Total capital	63,194	63,052
Risk weighted assets	€ 333,708	€ 319,169
Common equity Tier 1 ratio	13.60%	14.70%
Tier 1 ratio	16.00%	16.90%
Total capital ratio	18.90%	19.80%